Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Variable Interest Entity [Line Items]
Total assets	¥ 172,722,780	¥ 172,223,674
Maximum exposure	16,865,757	16,512,845
On-balance sheet assets, Total assets	13,057,687	12,980,970
On-balance sheet assets, Trading account assets	1,034,072	1,022,875
On-balance sheet assets, Investment securities	2,968,795	3,192,913
On-balance sheet assets, Loans	9,029,228	8,728,431
On-balance sheet assets, All other assets	25,592	36,751
On-balance sheet liabilities, Total liabilities	1,048	297
On-balance sheet liabilities, All other liabilities	1,048	297
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	24,290,934	22,827,459
Maximum exposure	4,766,202	4,459,028
On-balance sheet assets, Total assets	3,514,169	3,332,345
On-balance sheet assets, Trading account assets	5,500	2,942
On-balance sheet assets, Investment securities	810,680	642,804
On-balance sheet assets, Loans	2,697,989	2,686,599
On-balance sheet liabilities, Total liabilities	224	15
On-balance sheet liabilities, All other liabilities	224	15
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	38,666,976	49,772,806
Maximum exposure	1,235,190	1,353,062
On-balance sheet assets, Total assets	1,063,574	1,216,788
On-balance sheet assets, Trading account assets	149,134	174,845
On-balance sheet assets, Investment securities	485,173	513,659
On-balance sheet assets, Loans	419,226	517,094
On-balance sheet assets, All other assets	10,041	11,190
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	42,153,311	39,438,674
Maximum exposure	4,577,727	4,528,826
On-balance sheet assets, Total assets	3,291,268	3,337,220
On-balance sheet assets, Trading account assets	322,005	343,966
On-balance sheet assets, Investment securities	97,461	100,428
On-balance sheet assets, Loans	2,856,251	2,867,265
On-balance sheet assets, All other assets	15,551	25,561
On-balance sheet liabilities, Total liabilities	292	13
On-balance sheet liabilities, All other liabilities	292	13
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	10,661,113	11,793,462
Maximum exposure	2,608,253	2,756,196
On-balance sheet assets, Total assets	2,388,067	2,544,899
On-balance sheet assets, Trading account assets	435,899	360,937
On-balance sheet assets, Investment securities	1,494,456	1,821,302
On-balance sheet assets, Loans	457,712	362,660
Others [Member]
Variable Interest Entity [Line Items]
Total assets	56,950,446	48,391,273
Maximum exposure	3,678,385	3,415,733
On-balance sheet assets, Total assets	2,800,609	2,549,718
On-balance sheet assets, Trading account assets	121,534	140,185
On-balance sheet assets, Investment securities	81,025	114,720
On-balance sheet assets, Loans	2,598,050	2,294,813
On-balance sheet liabilities, Total liabilities	532	269
On-balance sheet liabilities, All other liabilities	¥ 532	¥ 269